OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC                    225 Pictoria Drive, Suite 450              Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 29, 2016

Date of reporting period:	August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds

Semi-Annual Report 2015

CM Advisors Fund

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2015
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund

Supplementary Portfolio Information
August 31, 2015 (Unaudited)

Asset Allocation*
(% of Net Assets)

*	As of August 31, 2015, the Fund held no securities in the Consumer Staples, Telecommunication Services or Utilities sectors.

Top 10 Equity Holdings

Security Description	% of Net Assets
Berkshire Hathaway, Inc. - Class B	5.3%
Wells Fargo & Company	5.3%
Discovery Communications, Inc. - Series C	5.1%
Chicago Bridge & Iron Company N.V.	4.7%
Markel Corporation	4.2%
Enstar Group Ltd.	4.1%
Jacobs Engineering Group, Inc.	4.1%
General Motors Company	4.1%
InterGroup Corporation (The)	3.3%
Orion Marine Group, Inc.	3.2%

CM Advisors Small Cap Value Fund

Supplementary Portfolio Information
August 31, 2015 (Unaudited)

Asset Allocation*
(% of Net Assets)

*	As of August 31, 2015, the Fund held no securities in the Consumer Staples, Health Care or Utilities sectors.

Top 10 Equity Holdings

Security Description	% of Net Assets
White Mountains Insurance Group Ltd.	6.1%
Enstar Group Ltd.	4.4%
Layne Christensen Company	4.4%
Pioneer Energy Services Corporation	3.9%
SPDR S&P Regional Banking ETF	3.7%
Dynamic Materials Corporation	3.7%
Powell Industries, Inc.	3.4%
Allegheny Technologies, Inc.	3.2%
Avid Technology, Inc.	2.8%
SPDR S&P Oil & Gas Exploration & Production ETF	2.6%

CM Advisors Fixed Income Fund

Supplementary Portfolio Information
August 31, 2015 (Unaudited)

Asset Allocation*
(% of Net Assets)

*	As of August 31, 2015, the Fund held no securities in the Telecommunication Services sector.

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 0.75%, due 12/31/17	8.9%
U.S. Treasury Notes, 2.75%, due 11/15/23	5.8%
U.S. Treasury Notes, 2.375%, due 12/31/20	5.8%
U.S. Treasury Notes, 2.00%, due 07/31/20	5.5%
U.S. Treasury Notes, 0.875%, due 05/15/17	5.4%
U.S. Treasury Notes, 0.375%, due 04/30/16	5.3%
U.S. Treasury Notes, 4.625%, due 02/15/17	4.7%
U.S. Treasury Notes, 0.375%, due 01/15/16	4.4%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1.5%
Alcoa, Inc., 5.87%, due 02/23/22	1.1%

CM Advisors Fund Schedule of Investments August 31, 2015 (Unaudited)

COMMON STOCKS — 90.8%	Shares	Value
Consumer Discretionary — 12.4%
Automobiles — 4.1%
General Motors Company	122,975	$3,620,384

Media — 8.3%
Discovery Communications, Inc. - Series C *	179,188	4,544,208
Liberty Media Corporation - Series C *	58,100	2,104,382
Reading International, Inc. - Class A *	62,853	806,404
		7,454,994
Energy — 8.7%
Energy Equipment & Services — 7.7%
Atwood Oceanics, Inc.	78,865	1,507,110
CARBO Ceramics, Inc.	1,890	51,824
Era Group, Inc. *	130,999	2,213,883
Halliburton Company	35,700	1,404,795
Key Energy Services, Inc. *	892,063	634,435
Pioneer Energy Services Corporation *	6,505	21,532
Unit Corporation *	71,305	1,083,836
		6,917,415
Oil, Gas & Consumable Fuels — 1.0%
Apache Corporation	18,990	859,107

Financials — 27.4%
Banks — 8.3%
U.S. Bancorp	63,466	2,687,785
Wells Fargo & Company	88,387	4,713,679
		7,401,464
Diversified Financial Services — 7.5%
Berkshire Hathaway, Inc. - Class B *	35,590	4,770,484
PICO Holdings, Inc. *	149,211	1,932,282
		6,702,766
Insurance — 8.3%
Enstar Group Ltd. *	25,159	3,675,981
Markel Corporation *	4,613	3,799,959
		7,475,940
Real Estate Management & Development — 3.3%
InterGroup Corporation (The) *	103,079	2,989,291

Health Care — 2.4%
Health Care Providers & Services — 2.4%
DaVita HealthCare Partners, Inc. *	28,135	2,128,131

Industrials — 20.0%
Building Products — 0.1%
Insteel Industries, Inc.	5,235	90,618

CM Advisors Fund Schedule of Investments (Continued)

COMMON STOCKS — 90.8% (Continued)	Shares	Value
Industrials — 20.0% (Continued)
Construction & Engineering — 14.8%
Chicago Bridge & Iron Company N.V.	95,015	$4,207,264
Jacobs Engineering Group, Inc. *	90,095	3,640,739
Layne Christensen Company *	339,304	2,531,208
Orion Marine Group, Inc. *	394,937	2,835,648
		13,214,859
Electrical Equipment — 1.8%
Emerson Electric Company	11,550	551,166
Powell Industries, Inc.	38,060	1,117,442
		1,668,608
Machinery — 3.3%
Colfax Corporation *	44,693	1,733,641
Dynamic Materials Corporation	107,864	1,222,099
		2,955,740
Information Technology — 4.2%
Communications Equipment — 0.1%
Cisco Systems, Inc.	3,910	101,191

Electronic Equipment, Instruments & Components — 1.3%
Maxwell Technologies, Inc. *	227,760	1,216,238

Internet Software & Services — 0.3%
SpendSmart Networks, Inc. *	473,599	236,800

Technology Hardware, Storage & Peripherals — 2.5%
Avid Technology, Inc. *	268,794	2,233,678

Materials — 15.7%
Chemicals — 0.7%
American Vanguard Corporation	5,380	71,877
Chase Corporation	13,936	550,472
		622,349
Metals & Mining — 15.0%
Agnico Eagle Mines Ltd.	77,545	1,898,301
Allegheny Technologies, Inc.	145,665	2,812,791
Banro Corporation *	581,050	104,938
Comstock Mining, Inc. *	2,729,623	1,501,838
Eldorado Gold Corporation	187,605	562,815
Randgold Resources Ltd. - ADR	33,940	2,046,243
Real Industry, Inc. *	5,758	55,737
Seabridge Gold, Inc. *	377,122	2,413,581
Synalloy Corporation	60,072	586,303

CM Advisors Fund Schedule of Investments (Continued)

COMMON STOCKS — 90.8% (Continued)	Shares	Value
Materials — 15.7% (Continued)
Metals & Mining — 15.0% (Continued)
Yamana Gold, Inc.	749,850	$1,409,718
		13,392,265

Total Common Stocks (Cost $89,271,386)		$81,281,838

CLOSED-END FUNDS — 0.5%	Shares	Value
ASA Gold and Precious Metals Ltd. (Cost $621,395)	51,310	$412,019

EXCHANGE-TRADED FUNDS — 4.7%	Shares	Value
iShares MSCI Hong Kong ETF	22,000	$424,160
Market Vectors® Junior Gold Miners ETF	91,985	1,870,055
SPDR S&P Oil & Gas Exploration & Production ETF	50,345	1,924,186
Total Exchange-Traded Funds (Cost $4,694,469)		$4,218,401

WARRANTS — 0.0%	Shares	Value
SpendSmart Payment Company (The) *(a) (Cost $0)	542,100	$0

MONEY MARKET FUNDS — 5.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $4,981,878)	4,981,878	$4,981,878

Total Investments at Value — 101.6% (Cost $99,569,128)		$90,894,136

Liabilities in Excess of Other Assets — (1.6%)		(1,410,502)

Net Assets — 100.0%		$89,483,634

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2015, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Schedule of Investments August 31, 2015 (Unaudited)

COMMON STOCKS — 80.7%	Shares	Value
Consumer Discretionary — 3.0%
Auto Components — 2.0%
Superior Industries International, Inc.	42,995	$821,205

Media — 1.0%
Reading International, Inc. - Class A *	30,022	385,182

Energy — 14.4%
Energy Equipment & Services — 12.6%
Atwood Oceanics, Inc.	47,385	905,527
CARBO Ceramics, Inc.	16,700	457,914
Era Group, Inc. *	45,943	776,437
Key Energy Services, Inc. *	702,925	499,920
Pioneer Energy Services Corporation *	480,251	1,589,631
Profire Energy, Inc. *	129,800	141,482
Unit Corporation *	46,870	712,424
		5,083,335
Oil, Gas & Consumable Fuels — 1.8%
Ardmore Shipping Corporation	1,900	21,318
Bill Barrett Corporation *	63,455	347,099
Stone Energy Corporation *	61,660	349,612
		718,029
Financials — 17.9%
Banks — 3.6%
Old National Bancorp	64,191	885,836
Trustmark Corporation	24,875	572,871
		1,458,707
Diversified Financial Services — 2.1%
PICO Holdings, Inc. *	63,999	828,787

Insurance — 10.5%
Enstar Group Ltd. *	12,325	1,800,806
White Mountains Insurance Group Ltd.	3,400	2,445,654
		4,246,460
Real Estate Management & Development — 1.7%
InterGroup Corporation (The) *	23,515	681,935

Industrials — 18.5%
Commercial Services & Supplies — 1.9%
Brady Corporation - Class A	33,848	743,302

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

COMMON STOCKS — 80.7% (Continued)	Shares	Value
Industrials — 18.5% (Continued)
Construction & Engineering — 7.1%
Layne Christensen Company *	240,095	$1,791,109
Orion Marine Group, Inc. *	148,495	1,066,194
		2,857,303
Electrical Equipment — 3.4%
Powell Industries, Inc.	46,735	1,372,139

Machinery — 5.8%
Altra Industrial Motion Corporation	8,005	200,205
Dynamic Materials Corporation	130,190	1,475,053
Lydall, Inc. *	24,200	657,272
		2,332,530
Trading Companies & Distributors — 0.3%
Houston Wire & Cable Company	18,017	137,650

Information Technology — 4.4%
Electronic Equipment, Instruments & Components — 1.3%
Maxwell Technologies, Inc. *	96,168	513,537

Internet Software & Services — 0.1%
SpendSmart Networks, Inc. *	53,900	26,950

Technology Hardware, Storage & Peripherals — 3.0%
Avid Technology, Inc. *	134,681	1,119,199
Xplore Technologies Corporation *	17,700	99,563
		1,218,762
Materials — 22.3%
Chemicals — 4.3%
American Vanguard Corporation	35,058	468,375
Chase Corporation	9,271	366,204
CVR Partners, L.P.	79,316	883,580
		1,718,159
Metals & Mining — 18.0%
Allegheny Technologies, Inc.	67,000	1,293,770
Asanko Gold, Inc. *	521,310	860,162
B2Gold Corporation *	400,000	476,000
Compañia de Minas Buenaventura S.A. - ADR	70,000	442,400
Comstock Mining, Inc. *	1,629,664	896,641
Eldorado Gold Corporation	130,000	390,000
Kinross Gold Corporation *	270,000	483,300
Real Industry, Inc. *	77,596	751,129

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

COMMON STOCKS — 80.7% (Continued)	Shares	Value
Materials — 22.2% (Continued)
Metals & Mining — 18.0% (Continued)
Seabridge Gold, Inc. *	110,000	$704,000
Synalloy Corporation	65,758	641,798
Yamana Gold, Inc.	160,000	300,800
		7,240,000
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Fusion Telecommunications International, Inc. *	39,411	83,551

Total Common Stocks (Cost $38,463,133)		$32,467,523

EXCHANGE-TRADED FUNDS — 6.3%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	27,935	$1,067,676
SPDR S&P Regional Banking ETF	36,000	1,478,520
Total Exchange-Traded Funds (Cost $2,691,221)		$2,546,196

WARRANTS — 0.0%	Shares	Value
SpendSmart Payment Company (The) *(a) (Cost $0)	57,900	$0

MONEY MARKET FUNDS — 12.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $5,137,158)	5,137,158	$5,137,158

Total Investments at Value — 99.8% (Cost $46,291,512)		$40,150,877

Other Assets in Excess of Liabilities — 0.2%		102,552

Net Assets — 100.0%		$40,253,429

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2015, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Schedule of Investments August 31, 2015 (Unaudited)

CORPORATE BONDS — 28.5%	Par Value	Value
Consumer Discretionary — 3.6%
Auto Components — 0.9%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,019,290

Hotels, Restaurants & Leisure — 0.4%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	432,442

Household Durables — 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	525,000
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	204,177
		729,177
Media — 1.1%
Comcast Corporation,
6.30%, due 11/15/17	200,000	220,426
5.70%, due 05/15/18	400,000	442,076
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	216,727
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	406,166
		1,285,395
Specialty Retail — 0.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	614,487

Consumer Staples — 0.6%
Beverages — 0.3%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	327,601

Household Products — 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	336,661

Energy — 3.5%
Energy Equipment & Services — 2.2%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	976,920
Transocean, Inc., 7.375%, due 04/15/18	855,000	835,763
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	381,909
6.00%, due 03/15/18	300,000	303,115
		2,497,707
Oil, Gas & Consumable Fuels — 1.3%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	1,243,000	854,562
Valero Energy Corporation, 6.125%, due 06/15/17	570,000	613,527
		1,468,089

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 28.5% (Continued)	Par Value	Value
Financials — 1.5%
Commercial Banks — 0.5%
Wells Fargo & Company, 5.625%, due 12/11/17	$500,000	$544,279

Consumer Finance — 1.0%
American Express Company,
7.00%, due 03/19/18	800,000	901,855
8.125%, due 05/20/19	200,000	240,580
		1,142,435
Health Care — 1.4%
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	881,479

Pharmaceuticals — 0.6%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	629,490

Industrials — 8.8%
Aerospace & Defense — 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	217,402

Building Products — 0.7%
Masco Corporation,
6.125%, due 10/03/16	300,000	311,544
5.85%, due 03/15/17	400,000	422,300
		733,844
Communications Equipment — 0.9%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,018,361

Construction & Engineering — 1.5%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,713,525

Electrical Equipment — 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	190,590
Emerson Electric Company, 5.25%, due 10/15/18	570,000	628,628
		819,218
Health Care Providers & Services — 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,050,839

Machinery — 0.9%
Dover Corporation, 5.45%, due 03/15/18	115,000	125,725
Harsco Corporation, 2.70%, due 10/15/15	885,000	882,788
		1,008,513

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 28.5% (Continued)	Par Value	Value
Industrials — 8.8% (Continued)
Road & Rail — 2.4%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	$790,000	$923,439
CSX Corporation, 6.25%, due 03/15/18	500,000	555,139
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	963,456
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	224,134
		2,666,168
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	641,342

Information Technology — 2.9%
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	524,344
Corning, Inc., 7.25%, due 08/15/36	500,000	610,286
		1,134,630
IT Services — 1.0%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	492,982
Western Union Company (The), 5.93%, due 10/01/16	600,000	626,410
		1,119,392
Software — 0.9%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,002,463

Materials — 5.6%
Chemicals — 0.8%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	361,497
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	528,132
		889,629
Construction Materials — 0.5%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	571,250

Metals & Mining — 4.3%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	840,000
5.87%, due 02/23/22	1,200,000	1,242,000
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	380,737
ArcelorMittal, 5.25% (a), due 02/25/17	960,000	976,800
Commercial Metals Company,
6.50%, due 07/15/17	420,000	434,700
7.35%, due 08/15/18	230,000	244,950

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 28.5% (Continued)	Par Value	Value
Materials — 5.6% (Continued)
Metals & Mining — 4.3% (Continued)
Nucor Corporation, 5.85%, due 06/01/18	$300,000	$329,764
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	374,395
		4,823,346
Utilities — 0.6%
Multi-Utilities — 0.6%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	629,271

Total Corporate Bonds (Cost $30,494,627)		$31,947,725

U.S. GOVERNMENT OBLIGATIONS — 60.1%	Par Value	Value
U.S. Treasury Bills (b)— 14.3%
0.07%, due 11/12/15	$6,000,000	$5,999,880
0.105%, due 12/31/15	10,000,000	9,995,790
		15,995,670
U.S. Treasury Notes — 45.8%
0.375%, due 01/15/16	5,000,000	5,001,495
0.375%, due 04/30/16	6,000,000	6,001,638
4.625%, due 02/15/17	5,000,000	5,289,520
0.875%, due 05/15/17	6,000,000	6,019,998
0.75%, due 12/31/17	10,000,000	9,967,190
2.00%, due 07/31/20	6,000,000	6,125,310
2.375%, due 12/31/20	6,250,000	6,475,587
2.75%, due 11/15/23	6,250,000	6,570,475
		51,451,213
Total U.S. Government Obligations (Cost $66,614,421)		$67,446,883

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

MONEY MARKET FUNDS — 11.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $12,369,409)	12,369,409	$12,369,409

Total Investments at Value — 99.6% (Cost $109,478,457)		$111,764,017

Other Assets in Excess of Liabilities — 0.4%		503,386

Net Assets — 100.0%		$112,267,403

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2015.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities August 31, 2015 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
ASSETS
Investments in securities:
At cost	$99,569,128	$46,291,512
At value (Note 2)	$90,894,136	$40,150,877
Dividends receivable	77,343	37,691
Receivable for investment securities sold	555	147,417
Receivable for capital shares sold	16,620	1,200
Other assets	19,511	34,748
TOTAL ASSETS	91,008,165	40,371,933

LIABILITIES
Payable for investment securities purchased	1,416,973	45,543
Payable for capital shares redeemed	—	39,030
Payable to Advisor (Note 5)	77,345	24,396
Payable to administrator (Note 5)	14,730	6,655
Other accrued expenses	15,483	2,880
TOTAL LIABILITIES	1,524,531	118,504

NET ASSETS	$89,483,634	$40,253,429

Net assets consist of:
Paid-in capital	$121,464,059	$47,395,798
Accumulated net investment loss	(413,210)	(86,833)
Accumulated net realized losses from security transactions and options contracts (Note 6)	(22,892,223)	(914,901)
Net unrealized depreciation on investments (Note 6)	(8,674,992)	(6,140,635)
Net assets	$89,483,634	$40,253,429

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,780,571	4,518,631

Net asset value, redemption price and offering price per share (a)	$10.19	$8.91

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities (Continued) August 31, 2015 (Unaudited)

CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$109,478,457
At value (Note 2)	$111,764,017
Dividends and interest receivable	570,303
Receivable for capital shares sold	3,900
Other assets	16,413
TOTAL ASSETS	112,354,633

LIABILITIES
Payable to Advisor (Note 5)	49,090
Payable to administrator (Note 5)	12,368
Other accrued expenses	25,772
TOTAL LIABILITIES	87,230

NET ASSETS	$112,267,403

Net assets consist of:
Paid-in capital	$109,610,925
Accumulated net investment income	256,507
Accumulated net realized gains from security transactions	114,411
Net unrealized appreciation on investments	2,285,560
Net assets	$112,267,403

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,865,977

Net asset value, redemption price and offering price per share (Note 2)	$11.38

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations Six Months Ended August 31, 2015 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
INVESTMENT INCOME
Dividends	$400,834	$250,984
Foreign tax witholding	(15,130)	(2,245)
TOTAL INVESTMENT INCOME	385,704	248,739

EXPENSES
Investment advisory fees (Note 5)	509,481	244,591
Administration fees (Note 5)	40,719	19,535
Fund accounting fees (Note 5)	39,090	13,942
Professional fees	24,391	20,938
Registration and filing fees	13,323	29,615
Transfer agent fees (Note 5)	10,956	9,000
Trustees’ fees and expenses (Note 5)	9,401	6,869
Custody and bank service fees	7,893	3,563
Postage and supplies	6,145	3,676
Insurance expense	5,645	919
Printing of shareholder reports	4,186	1,365
Pricing fees	2,199	542
Compliance support services fees	1,578	756
Distributor service fees (Note 5)	1,000	1,000
Other expenses	8,146	3,737
TOTAL EXPENSES	684,153	360,048
Advisory fees waived by Advisor (Note 5)	—	(54,309)
NET EXPENSES	684,153	305,739

NET INVESTMENT LOSS	(298,449)	(57,000)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS
Net realized losses from:
Security transactions	(3,006,922)	(647,550)
Option contracts (Note 6)	(1,042,860)	—
Net change in unrealized appreciation/depreciation on:
Investments	(12,054,046)	(6,837,430)
Option contracts (Note 6)	895,196	—

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND OPTION CONTRACTS	(15,208,632)	(7,484,980)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(15,507,081)	$(7,541,980)

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations (Continued) Six Months Ended August 31, 2015 (Unaudited)

CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$568
Interest	1,211,857
TOTAL INVESTMENT INCOME	1,212,425

EXPENSES
Investment advisory fees (Note 5)	300,189
Administration fees (Note 5)	48,051
Professional fees	21,159
Fund accounting fees (Note 5)	18,006
Registration and filing fees	15,014
Trustees’ fees and expenses (Note 5)	9,979
Transfer agent fees (Note 5)	9,000
Insurance expense	5,715
Custody and bank service fees	5,617
Pricing fees	5,178
Postage and supplies	3,379
Printing of shareholder reports	2,310
Compliance support services fees	1,866
Distributor service fees (Note 5)	1,000
Other expenses	15,764
TOTAL EXPENSES	462,227

NET INVESTMENT INCOME	750,198

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	140,884
Net change in unrealized appreciation/depreciation on investments	(1,301,185)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,160,301)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(410,103)

See accompanying notes to financial statements.

CM Advisors Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
FROM OPERATIONS
Net investment loss	$(298,449)	$(493,539)
Net realized gains (losses) from:
Security transactions	(3,006,922)	9,682,318
Option contracts (Note 6)	(1,042,860)	286,545
Net change in unrealized appreciation/ depreciation on:
Investments	(12,054,046)	(25,275,411)
Option contracts (Note 6)	895,196	(895,196)
Net decrease in net assets from operations	(15,507,081)	(16,695,283)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class I	—	(300,838)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
CLASS I (NOTE 1)
Proceeds from shares sold	5,262,519	9,616,626
Net asset value of shares issued in reinvestment of distributions to shareholders	—	290,748
Proceeds from redemption fees collected (Note 2)	1,268	2,436
Payments for shares redeemed	(11,941,401)	(18,000,574)
Net decrease in net assets from Class I share transactions	(6,677,614)	(8,090,764)

CLASS R (NOTE 1)
Proceeds from shares sold	—	29,323
Proceeds from redemption fees collected (Note 2)	—	268
Payments for shares redeemed	—	(184,045)
Net decrease in net assets from Class R share transactions	—	(154,454)

TOTAL DECREASE IN NET ASSETS	(22,184,695)	(25,241,339)

NET ASSETS
Beginning of period	111,668,329	136,909,668
End of period	$89,483,634	$111,668,329

ACCUMULATED NET INVESTMENT LOSS	$(413,210)	$(114,761)

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
FROM OPERATIONS
Net investment loss	$(57,000)	$(90,309)
Net realized gains (losses) from:
Security transactions	(647,550)	339,785
Option contracts (Note 6)	—	(46,654)
Net change in unrealized appreciation/ depreciation on investments	(6,837,430)	(2,363,500)
Net decrease in net assets from operations	(7,541,980)	(2,160,678)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Class I	—	(1,496,887)
From net realized gains, Class R	—	(12,942)
Decrease in net assets from distributions to shareholders	—	(1,509,829)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
CLASS I (NOTE 1)
Proceeds from shares sold	548,086	46,796,943
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,323,322
Proceeds from redemption fees collected (Note 2)	28,440	23,831
Payments for shares redeemed	(6,772,605)	(3,374,562)
Net increase (decrease) in net assets from Class I share transactions	(6,196,079)	44,769,534

CLASS C (NOTE 1)
Net asset value of shares issued in reinvestment of distributions to shareholders	—	—
Payments for shares redeemed	—	(109,333)
Net decrease in net assets from Class C share transactions	—	(109,333)

CLASS R (NOTE 1)
Proceeds from shares sold	—	132,642
Net asset value of shares issued in reinvestment of distributions to shareholders	—	12,943
Proceeds from redemption fees collected (Note 2)	—	11
Payments for shares redeemed	—	(214,070)
Net decrease in net assets from Class R share transactions	—	(68,474)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,738,059)	40,921,220

NET ASSETS
Beginning of period	53,991,488	13,070,268
End of period	$40,253,429	$53,991,488

ACCUMULATED NET INVESTMENT LOSS	$(86,833)	$(29,833)

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
FROM OPERATIONS
Net investment income	$750,198	$1,573,991
Net realized gains from security transactions	140,884	249,740
Net change in unrealized appreciation/ depreciation on investments	(1,301,185)	(578,721)
Net increase (decrease) in net assets from operations	(410,103)	1,245,010

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(750,795)	(1,603,075)
From net realized gains	—	(572,865)
Decrease in net assets from distributions to shareholders	(750,795)	(2,175,940)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,660,529	8,796,108
Net asset value of shares issued in reinvestment of distributions to shareholders	662,521	1,908,816
Payments for shares redeemed	(15,799,100)	(18,036,143)
Net decrease in net assets from capital share transactions	(6,476,050)	(7,331,219)

TOTAL DECREASE IN NET ASSETS	(7,636,948)	(8,262,149)

NET ASSETS
Beginning of period	119,904,351	128,166,500
End of period	$112,267,403	$119,904,351

ACCUMULATED NET INVESTMENT INCOME	$256,507	$257,104

CAPITAL SHARE ACTIVITY
Shares sold	754,309	761,435
Shares reinvested	57,885	166,147
Shares redeemed	(1,381,791)	(1,562,151)
Net decrease in shares outstanding	(569,597)	(634,569)
Shares outstanding, beginning of period	10,435,574	11,070,143
Shares outstanding, end of period	9,865,977	10,435,574

See accompanying notes to financial statements.

CM Advisors Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2015 (Unaudited)		Years Ended
			February 28, 2015	February 28, 2014	February 28, 2013		February 29, 2012	February 28, 2011
Net asset value at beginning of period	$11.95		$13.68	$11.83	$10.65		$10.56	$8.95

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.06)	(0.01)	0.05		0.02	0.04
Net realized and unrealized gains (losses) on investments	(1.73)		(1.64)	1.86	1.18		0.10	1.61
Total from investment operations	(1.76)		(1.70)	1.85	1.23		0.12	1.65

Less distributions:
Dividends from net investment income	—		(0.03)	—	(0.05)		(0.03)	(0.04)
Distributions in excess of net investment income	—		—	—	(0.00	)(a)	—	—
Total distributions	—		(0.03)	—	(0.05)		(0.03)	(0.04)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$10.19		$11.95	$13.68	$11.83		$10.65	$10.56

Total return (b)	(14.73%	)(c)	(12.46%)	15.64%	11.61%		1.11%	18.43%

Ratios and supplemental data:
Net assets at end of period (000's)	$89,484		$111,668	$136,714	$125,422		$128,461	$142,659

Ratio of total expenses to average net assets	1.34	%(d)	1.31%	1.29%	1.31%		1.53%	1.52%

Ratio of net expenses to average net assets (e)	1.34	%(d)	1.31%	1.29%	1.31%		1.50%	1.50%

Ratio of net investment income (loss) to average net assets (e)	(0.59	%)(d)	(0.39%)	(0.07%)	0.40%		0.18%	0.39%

Portfolio turnover rate	36	%(c)	53%	34%	32%		45%	15%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers (Note 5).

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015		Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$10.47		$12.90		$11.25		$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.07	)(b)	(0.05	)(b)	0.13	0.02
Net realized and unrealized gains (losses) on investments	(1.56)		(1.73)		2.34		1.56	(0.05)
Total from investment operations	(1.57)		(1.80)		2.29		1.69	(0.03)

Less distributions:
Dividends from net investment income	—		—		—		(0.12)	(0.01)
Distributions in excess of net investment income	—		—		—		(0.02)	—
Distributions from net realized gains	—		(0.64)		(0.64)		(0.14)	(0.12)
Total distributions	—		(0.64)		(0.64)		(0.28)	(0.13)

Proceeds from redemption fees collected (Note 2)	0.01		0.01		0.00	(c)	—	0.00	(c)

Net asset value at end of period	$8.91		$10.47		$12.90		$11.25	$9.84

Total return (d)	(14.90%	)(e)	(13.95%)		20.53%		17.42%	(0.17%	)(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$40,253		$53,991		$12,790		$11,094	$8,953

Ratio of total expenses to average net assets	1.47	%(f)	1.96%		2.56%		2.92%	4.35	%(f)

Ratio of net expenses to average net assets (g)	1.25	%(f)	1.25%		1.25%		1.25%	1.25	%(f)

Ratio of net investment income (loss) to average net assets (g)	(0.23	%)(f)	(0.45%)		(0.40%)		1.32%	0.09	%(f)

Portfolio turnover rate	35	%(e)	62%		42%		44%	44	%(e)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.
(b)	Net investment loss per share is based on average shares outstanding during the year.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2015 (Unaudited)		Years Ended
			February 28, 2015	February 28, 2014		February 28, 2013	February 29, 2012	February 28, 2011
Net asset value at beginning of period	$11.49		$11.58	$11.64		$11.74	$11.51	$11.14

Income (loss) from investment operations:
Net investment income	0.07		0.15	0.14		0.17	0.20	0.24
Net realized and unrealized gains (losses) on investments	(0.11)		(0.04)	(0.06)		0.04	0.53	0.49
Total from investment operations	(0.04)		0.11	0.08		0.21	0.73	0.73

Less distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.14)		(0.17)	(0.21)	(0.26)
Distributions from net realized gains	—		(0.05)	(0.00	)(a)	(0.14)	(0.29)	(0.10)
Total distributions	(0.07)		(0.20)	(0.14)		(0.31)	(0.50)	(0.36)

Proceeds from redemption fees collected (Note 2)	—		—	—		0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$11.38		$11.49	$11.58		$11.64	$11.74	$11.51

Total return (b)	(0.33%	)(c)	0.98%	0.71%		1.83%	6.37%	6.63%

Ratios and supplemental data:
Net assets at end of period (000’s)	$112,267		$119,904	$128,167		$107,993	$94,317	$79,935

Ratio of total expenses to average net assets	0.77	%(d)	0.77%	0.78%		0.79%	0.81%	0.90%

Ratio of net investment income to average net assets	1.25	%(d)	1.26%	1.22%		1.39%	1.76%	2.13%

Portfolio turnover rate	9	%(c)	1%	6%		23%	25%	21%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Family of Funds

Notes to Financial Statements
August 31, 2015 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund, and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

CM Advisors Fund currently offers one class of shares which is sold without any sales loads or distribution fees. Prior to February 28, 2015, the Fund offered Class I and Class R shares. On February 28, 2015, the Class R shares of the Fund were discontinued and all outstanding shares were converted into Class I shares. After the conversion, the Class I designation no longer applies to shares of the Fund. Class R shares were sold without any sales load but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares.

CM Advisors Small Cap Value Fund currently offers one class of shares which is sold without any sales loads or distribution fees. Prior to February 28, 2015, the Fund offered Class I and Class R shares. On February 28, 2015, the Class R shares of the Fund were discontinued and all outstanding shares were converted into Class I shares. After the conversion, the Class I designation no longer applies to shares of the Fund. Class R shares were sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to the Class R shares. Prior to July 31, 2014, the Fund also offered Class C shares. Class C shares were sold without any sales loads but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to the Class C shares. On July 31, 2014, the Class C shares of the CM Advisors Small Cap Value Fund were discontinued and all outstanding Class C shares were redeemed.

CM Advisors Fixed Income Fund currently offers one class of shares which is sold without any sales loads and distribution fees.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2015 by security type:

CM Advisors Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$81,281,838	$—		$—	$81,281,838
Closed-End Funds	412,019	—		—	412,019
Exchange-Traded Funds	4,218,401	—		—	4,218,401
Warrants	—	0	*	—	0	*
Money Market Funds	4,981,878	—		—	4,981,878
Total	$90,894,136	$0	*	$—	$90,894,136

CM Advisors Small Cap Value Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$32,467,523	$—		$—	$32,467,523
Exchange-Traded Funds	2,546,196	—		—	2,546,196
Warrants	—	0	*	—	0	*
Money Market Funds	5,137,158	—		—	5,137,158
Total	$40,150,877	$0	*	$—	$40,150,877

CM Advisors Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,947,725	$—	$31,947,725
U.S. Government Obligations	—	67,446,883	—	67,446,883
Money Market Funds	12,369,409	—	—	12,369,409
Total	$12,369,409	$99,394,608	$—	$111,764,017

*	CM Advisors Fund and CM Advisors Small Cap Value Fund each hold Warrants which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees – The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of CM Advisors Fund and CM Advisors Small Cap Value Fund are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 180 days of the date of

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Fund or CM Advisors Small Cap Value Fund for shares of another Fund within the Trust. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

During the periods ended August 31, 2015 and February 28, 2015, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
CM Advisors Fund	$1,268	$2,704
CM Advisors Small Cap Value	$28,440	$23,842

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2015 and February 28, 2015 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund - Class I
August 31, 2015	$—	$—	$—
February 28, 2015	$300,838	$—	$300,838

CM Advisors Small Cap Value Fund - Class I
August 31, 2015	$—	$—	$—
February 28, 2015	$—	$1,496,887	$1,496,887

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Small Cap Value Fund - Class R
August 31, 2015	$—	$—	$—
February 28, 2015	$—	$12,942	$12,942

CM Advisors Fixed Income Fund
August 31, 2015	$750,795	$—	$750,795
February 28, 2015	$1,603,075	$572,865	$2,175,940

On September 30, 2015, an ordinary income distribution of $0.0382 per share was declared for CM Advisors Fixed Income Fund. The distribution was paid on September 30, 2015 to shareholders of record on September 29, 2015.

Option Transactions – CM Advisors Fund and CM Small Cap Value Fund may purchase and write put and call options on securities or stock indices. The Funds may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A call option written by the Funds obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Funds obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. Writing covered call options provides the Funds with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. By purchasing a put option on an individual stock, the Funds could hedge the risk of a devaluation of that individual stock. By purchasing a put option on a stock index, the Funds could hedge the risk of a general market decline. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the

“Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2015:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$100,076,707	$46,380,170	$109,478,457
Gross unrealized appreciation	$10,365,220	$1,756,500	$2,722,196
Gross unrealized depreciation	(19,547,791)	(7,985,793)	(436,636)
Net unrealized appreciation (depreciation)	(9,182,571)	(6,229,293)	2,285,560
Accumulated ordinary income (loss)	(365,768)	(57,000)	256,507
Capital loss carryforwards	(18,385,708)	—	—
Other gains (losses)	(4,046,378)	(856,076)	114,411
Accumulated earnings (deficit)	$(31,980,425)	$(7,142,369)	$2,656,478

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

As of February 28, 2015, CM Advisors Fund had $18,835,708 of short-term capital loss carryforwards, which expire February 28, 2018. These capital loss carryfowards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended February 29, 2012 through February 28, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2015, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, options and U.S. government securities, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$33,769,924	$14,728,830	$7,239,447
Proceeds from sales and maturities of investment securities	$34,473,304	$23,805,351	$17,500,271

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for CM Advisors Fund and CM Advisors Small Cap Value Fund, and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of CM Advisors Fund and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2016. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2016. During the six months ended August 31, 2015, with respect to CM Advisors Small Cap Value Fund, the Advisor waived $54,309 of its investment advisory fees. During the six months ended August 31, 2015, there were no advisory fees waived or expenses reimbursed by the Advisor with respect to CM Advisors Fund and CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus.

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation from the Funds for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. Derivatives Risk and Transactions

Investing in derivatives, including options, involves the risk of sustaining large and sudden losses. The use of derivatives by CM Advisors Fund and CM Advisors Small Cap Value Fund may reduce their returns and/or increase their volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

The locations in the Statements of Assets and Liabilities of the derivative positions of CM Advisors Fund are as follows:

CM Advisors Fund

		Fair Value		Gross Notional Amount Outstanding August 31, 2015	Average Monthly Notional Amount During the Six Months Ended August 31, 2015
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Index put options purchased	Investments in securities at value	$ —	$ —	$ —	$ 27,817,261

There were no option contracts written by the Funds during the six months ended August 31, 2015.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Transactions in derivative instruments for CM Advisors Fund during the six months ended August 31, 2015 are recorded in the following locations in the Statements of Operations and serve as indicator of the volume of trading activity during the year:

CM Advisors Fund

Type of Derivative	Location	Realized Losses	Location	Change in Unrealized Appreciation/ Depreciation
Option contracts	Net realized losses from option contracts	$ (1,042,860)	Net change in unrealized appreciation (depreciation) on option contracts	$ 895,196

CM Advisors Fund did not hold any derivative instruments as of August 31, 2015. CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund did not hold any derivative instruments as of or during the six months ended August 31, 2015.

7. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for CM Advisors Fund and CM Advisors Small Cap Value Fund are the result of the following capital share transactions for the periods shown:

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
CM Advisors Fund - Class I (Note 1)
Shares sold	491,391	756,547
Shares reinvested	—	20,389
Shares redeemed	(1,059,296)	(1,419,866)
Net decrease in shares outstanding	(567,905)	(642,930)
Shares outstanding, beginning of period	9,348,476	9,991,406
Shares outstanding, end of period	8,780,571	9,348,476

CM Advisors Fund - Class R (Note 1)
Shares sold	—	2,098
Shares reinvested	—	—
Shares redeemed	—	(16,422)
Net decrease in shares outstanding	—	(14,324)
Shares outstanding, beginning of period	—	14,324
Shares outstanding, end of period	—	—

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
CM Advisors Small Cap Value Fund - Class I (Note 1)
Shares sold	55,631	4,349,841
Shares reinvested	—	123,907
Shares redeemed	(695,665)	(306,850)
Net increase (decrease) in shares outstanding	(640,034)	4,166,898
Shares outstanding, beginning of period	5,158,665	991,767
Shares outstanding, end of period	4,518,631	5,158,665

CM Advisors Small Cap Value Fund - Class C (Note 1)
Shares reinvested	—	—
Shares redeemed	—	(10,541)
Net decrease in shares outstanding	—	(10,541)
Shares outstanding, beginning of period	—	10,541
Shares outstanding, end of period	—	—

CM Advisors Small Cap Value Fund - Class R (Note 1)
Shares sold	—	11,231
Shares reinvested	—	1,213
Shares redeemed	—	(23,852)
Net decrease in shares outstanding	—	(11,408)
Shares outstanding, beginning of period	—	11,408
Shares outstanding, end of period	—	—

8. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolios will be adversely affected. As of August 31, 2015, CM Advisors Fund had 27.4% of the value of its nets assets invested in stocks within the Financials sector.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other

Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2015) and held until the end of the period (August 31, 2015).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
CM Advisors Fund
Actual	$1,000.00	$852.70	1.34%	$6.26
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.45	1.34%	$6.82

CM Advisors Small Cap Value Fund
Actual	$1,000.00	$851.00	1.25%	$5.83
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

CM Advisors Fixed Income Fund
Actual	$1,000.00	$996.70	0.77%	$3.88
Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.32	0.77%	$3.92

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CM Advisors Fund
CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

_______________________

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Fund and CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 3, 2015

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	November 3, 2015

* Print the name and title of each signing officer under his or her signature.